OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	At December 31,
	2016	2017
Payable for purchase of property, plant and equipment	$2,051,958	$25,562,367
Payable for lease fee of rooftops	-	2,117,606
Payables associated with failed sale-lease back–current portion	-	1,638,904
Payables associated with capital lease –current portion	-	369,046
Other tax payables	59,837	229,361
Accrued EPC warranty liabilities	-	132,007
Others (1)	6,238,160	464,944
	$8,349,955	$30,514,235

(1)   The others as of December 31, 2016 mainly included the payable for the development and construction of project assets.